Right-of-use assets and lease liability (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets And Lease Liability
As of December 31	R$ 3,156,414	R$ 3,207,886
Acquired	2,232,043	746,573
Additions through acquisition of ER Plastics	4,264
Disposals	(12,568)	(50,473)
Interests and monetary and exchange variations, net	83,871	206,375
Currancy translation adjustments	(73,585)	85,984
Payments	(928,890)	(841,706)
Interest paid	(221,019)	(198,225)
As of December 31	4,240,530	3,156,414
Lease current liabilities	1,039,706	675,366
Lease non current liabilities	3,200,824	2,481,048
Lease liabilities	R$ 4,240,530	R$ 3,156,414